Geographic Information - Schedule of Revenue by Geographic Region (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues	$ 38,634	$ 35,340	$ 32,196	$ 29,026	$ 26,561	$ 24,474	$ 21,661	$ 19,425	$ 18,047	$ 123,123	$ 83,607	$ 51,677
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues										102,896	71,832	45,039
International
Revenues From External Customers And Long Lived Assets [Line Items]
Revenues										$ 20,227	$ 11,775	$ 6,638